Victory Acquisition (Tables)	12 Months Ended
Dec. 31, 2017
Victory
Victory Acquisition
Schedule of unaudited pro forma data
Year Ended December 31,
(unaudited)
2015
Net sales	$3,166,725
Net income	$105,466
Net income per share - diluted	$1.08